EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
EQUITY INVESTMENTS
EQUITY INVESTMENTS

(millions of Canadian $)	Ownership Interest at December 31, 2018	Income/(Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2018	2017	2016	2018	2017

Canadian Natural Gas Pipelines
TQM	50.0%	12	11	12	71	68
U.S. Natural Gas Pipelines
Northern Border[1]	50.0%	87	87	92	677	641
Iroquois[2]	50.0%	60	59	54	291	280
Millennium[3]	47.5%	75	66	33	511	291
Pennant Midstream[3]	47.0%	17	11	6	256	228
Other	Various	17	17	29	113	92
Mexico Natural Gas Pipelines
Sur de Texas[4]	60.0%	27	66	(3)	627	399
TransGas	nil	—	(12)	—	—	—
Liquids Pipelines
Grand Rapids[5]	50.0%	65	17	(1)	1,028	996
Other[6]	Various	(1)	(20)	—	21	20
Energy
Bruce Power[7]	48.3%	311	434	293	3,166	2,987
Portlands Energy[8]	50.0%	36	31	33	289	301
ASTC Power Partnership	50.0%	—	—	(37)	—	—
Other	Various	8	6	3	63	63
		714	773	514	7,113	6,366

1
At December 31, 2018, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border Pipeline Company was US$115 million (2017 – US$115 million) due to the fair value assessment of assets at the time of acquisition.

2
At December 31, 2018, the difference between the carrying value of the investment and the underlying equity in the net assets of Iroquois was US$41 million (2017 – US$41 million) due mainly to the fair value assessment of the assets at the time of acquisition.

3	Acquired as part of Columbia Pipeline Group, Inc. (Columbia) on July 1, 2016. Income from Equity investments reflects equity earnings from the date of acquisition.

4
TransCanada has an ownership interest of 60.0 per cent in Sur de Texas which, as a jointly controlled entity, applies the equity method of accounting. Income from equity investments includes foreign exchange gains and losses recorded in the Corporate segment which are fully offset in Interest income and other in the Consolidated statement of income.

5
Grand Rapids was placed in service in August 2017. At December 31, 2018, the difference between the carrying value of the investment and the underlying equity in the net assets of Grand Rapids was $102 million (2017 – $105 million) due mainly to interest capitalized during construction and the fair value of guarantees.

6
Includes investments in Canaport Energy East Marine Terminal Limited Partnership and HoustonLink Pipeline Company LLC. At December 31, 2018 and 2017, the Canaport Energy East Marine Terminal Limited Partnership investment was nil.

7
At December 31, 2018, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power was $870 million (2017 – $902 million) due to the fair value assessment of assets at the time of acquisitions.

8
At December 31, 2018, the difference between the carrying value of the investment and the underlying equity in the net assets of Portlands Energy was $73 million (2017 – $73 million) due mainly to interest capitalized during construction.

TransGas de Occidente S.A. Impairment
In August 2017, TransCanada recognized an impairment charge of $12 million on its 46.5 per cent equity investment in TransGas de Occidente S.A. (TransGas). TransGas constructed and operated a natural gas pipeline in Colombia for a 20-year contract term. As per the terms of the agreement, upon completion of the 20-year contract in August 2017, TransGas transferred its pipeline assets to Transportadora de Gas Internacional S.A. The non-cash impairment charge represented the write-down of the remaining carrying value of the equity investment which was recognized in Income from equity investments in the Consolidated statement of income.
Canaport Energy East Marine Terminal Limited Partnership Impairment
On October 5, 2017, the Company informed the NEB that it will not be proceeding with the Energy East, Eastern Mainline and Upland projects. As a result, in October 2017, the Company recognized a non-cash impairment charge of $20 million in Income from equity investments in its Liquids Pipelines segment which represented the carrying value of the equity investment in the Canaport Energy East Marine Terminal Limited Partnership. Due to the inability to reach a regulatory decision for this project, there were no recoveries of costs from third parties.
ASTC Power Partnership Impairment
In March 2016, TransCanada issued notice to the Balancing Pool of the decision to terminate its Sundance B PPA held through ASTC Power Partnership. In accordance with a provision in the PPA, a buyer was permitted to terminate the arrangement if a change in law occurs that makes the arrangement unprofitable or more unprofitable. As a result of changes in law surrounding the Alberta Specified Gas Emitters Regulation, the Company expected increasing costs related to carbon emissions to continue throughout the remaining term of the PPA resulting in increasing unprofitability. As a result, in first quarter 2016, the Company recognized a non-cash impairment charge of $29 million ($21 million after tax) in its Energy segment Income from equity investments which represented the carrying value of the equity investment in ASTC Partnership. The PPA termination was settled in December 2016.
Distributions and Contributions
Distributions received from equity investments for the year ended December 31, 2018 were $1,106 million (2017 – $1,332 million; 2016 – $1,571 million) of which $121 million (2017 – $362 million; 2016 – $727 million) was included in Investing activities in the Consolidated statement of cash flows with respect to distributions received from Bruce Power from its financing program.
Contributions made to equity investments for the year ended December 31, 2018 were $1,015 million (2017 – $1,681 million;
2016 – $765 million) and are included in Investing activities in the Consolidated statement of cash flows. For 2018, contributions include $179 million (2017 – $977 million) related to TransCanada's proportionate share of the Sur de Texas debt financing requirements.
Summarized Financial Information of Equity Investments

year ended December 31	2018	2017	2016
(millions of Canadian $)

Income
Revenues	4,836	4,913	4,336
Operating and other expenses	(3,545)	(2,993)	(3,068)
Net income	1,515	1,636	1,080
Net income attributable to TransCanada	714	773	514

at December 31	2018	2017
(millions of Canadian $)

Balance Sheet
Current assets	2,209	2,176
Non-current assets	20,647	17,869
Current liabilities	(2,049)	(1,577)
Non-current liabilities	(9,042)	(8,217)

Loan receivable from affiliate
TransCanada holds a 60 per cent equity interest in a joint venture with IEnova to build, own and operate the Sur de Texas pipeline. In 2017, TransCanada entered into a MXN$21.3 billion unsecured revolving credit facility with the joint venture, which bears interest at a floating rate and matures in March 2022. At December 31, 2018, the Company’s consolidated balance sheet included a MXN$18.9 billion or $1.3 billion (2017 – MXN$14.4 billion or $0.9 billion) loan receivable from the Sur de Texas joint venture which represents TransCanada’s proportionate share of long-term debt financing requirements related to the joint venture. Interest income and other included interest income of $120 million in 2018 (2017 – $34 million) from this joint venture with a corresponding proportionate share of interest expense recorded in Income from equity investments.